REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 4,431.2	$ 4,285.6	$ 3,879.4
current and long-term contract assets and current and long-term deferred revenue
Deferred revenue - current	160.9	170.5
Deferred revenue - noncurrent	41.3	36.5
Other contract liabilities - current	39.8	29.8
2021	21.8
2022	12.8
Thereafter	6.7
Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	3,348.4	3,205.9
Transferred over time
Disaggregation of Revenue [Line Items]
Revenue	1,082.8	1,079.7
Americas
Disaggregation of Revenue [Line Items]
Revenue	2,229.1	2,145.7
Americas | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	1,592.4	1,530.6
Americas | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue	636.7	615.1
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	1,278.0	1,244.2
Asia Pacific | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	1,007.1	973.5
Asia Pacific | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue	270.9	270.7
Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue	924.1	895.7
Europe, Middle East, & Africa | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	748.9	701.8
Europe, Middle East, & Africa | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue	175.2	193.9
Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Revenue	2,632.6	2,451.8	2,136.5
Critical infrastructure & solutions | Americas
Disaggregation of Revenue [Line Items]
Revenue	1,355.4	1,246.4
Critical infrastructure & solutions | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	763.2	723.9
Critical infrastructure & solutions | Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue	514.0	481.5
Services & software solutions
Disaggregation of Revenue [Line Items]
Revenue	1,298.9	1,276.1
Services & software solutions | Americas
Disaggregation of Revenue [Line Items]
Revenue	679.4	669.8
Services & software solutions | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	336.0	339.1
Services & software solutions | Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue	283.5	267.2
I.T. & Edge infrastructure
Disaggregation of Revenue [Line Items]
Revenue	499.7	557.7	$ 527.0
I.T. & Edge infrastructure | Americas
Disaggregation of Revenue [Line Items]
Revenue	194.3	229.5
I.T. & Edge infrastructure | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	178.8	181.2
I.T. & Edge infrastructure | Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue	$ 126.6	$ 147.0